STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 7 – Stockholders’ Deficiency

Common Stock and Warrant Offerings

During the six months ended June 30, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company aggregate net proceeds of $3,012,846 (gross proceeds of $3,067,996 less issuance costs of $55,150) in exchange for 4,090,661 units. Each unit was sold for $0.75 per unit and consisted of one share of common stock and an immediately vested five-year warrant to purchase one share of common stock at an exercise price of $0.75 per share. The warrants carried provisions that were deemed to be “down round” price protection features. As a result, during the six months ended June 30, 2014, the Company reclassified $1,499,000 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

Stock-Based Compensation

On July 7, 2014, the Board of Directors resolved to issue 100,000 shares of common stock to a service provider in connection with the June 30, 2014 completion of the Share Exchange. The Company recognized the $43,000 value of the award as stock-based compensation expense during the three months ended June 30, 2014, which was the service period. See Note 9 – Subsequent Events for additional information regarding the common stock award.

Stock Warrants

A summary of the warrant activity during the six months ended June 30, 2014 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value

Outstanding, December 31, 2013	2,812,498	$0.21
Granted	6,090,661	0.75
Exercised	-	-
Forfeited	-	-
Outstanding, June 30, 2014	8,903,159	$0.58	5.1	$815,490

Exercisable, June 30, 2014	6,859,324	$0.75	4.7	$-

The following table presents information related to stock warrants at June 30, 2014:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants

$0.001	2,043,835	-	-
$0.750	6,859,324	4.7	6,859,324
	8,903,159	4.7	6,859,324

Note 10 - Stockholders’ Deficit

Common Stock

As of December 31, 2013 the Company is authorized to issue up to 50,000,000 shares of common stock with $0.001 par value. The ordinary shares confer upon their holders the right to participate and vote in general stockholders’ meetings of the Company and to share in the distribution of dividends, if any, declared by the Company.

During the year ended December 31, 2012, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the Company issued 2,250,000 shares in exchange for $810,000 of cash proceeds.

During the year ended December 31, 2013, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $551,497 in exchange for 735,327 of common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.

The warrants carried provisions that were deemed to be “down round” price protection features. The Company reclassified approximately $231,200 for the fair value of the warrants to derivative liabilities which will be marked to market at each reporting period.

On November 11, 2013, the Company issued 2,699,880 common shares for settlement of approximately $511,200 of convertible notes which was 770,283 shares in excess of the contractual amount in the conversion provision. The fair value of the shares issued by the Company in excess was $309,890. Accordingly, the Company recorded a charge of this amount to interest expense. (see Note 6).